RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 12:-	RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2023	2022

Trade payables and accrued expenses	$53	$83

	Year ended December 31,
	2023	2022	2021
Amounts charged to:

Research and development expenses	$147	$194	$240

For the years ended December 31, 2023, 2022 and 2021 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The transaction was at arm’s length.